EQUITY INCENTIVE PLAN (Details Narrative) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Sep. 30, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common shares issued for cash, shares		32,898	10,902	25,000		21,250
Number of options, Granted							18,641	18,641
Weighted average exercise price, granted							$ 20.70	$ 20.70
Expected term			10 years		5 years	3 years	5 years	5 years
Number of options, Granted							18,641	18,641
Non-vested options outstanding							0
Aggregate intrinsic value of vested share options							$ 0	$ 0
Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common shares issued for cash, shares	2,500
Number of options, Granted	18,641
Weighted average exercise price, granted	$ 20.70
Expected term	5 years
Weighted-average grant date fair value	$ 8.32
Share-based payment arrangement, expense							$ 243,435	$ 207,000